APPROPRIATED RESERVES	12 Months Ended
Dec. 31, 2025
APPROPRIATED RESERVES
APPROPRIATED RESERVES
NOTE 23. APPROPRIATED RESERVES
As of December 31, 2025, and 2024, the appropriated retained earnings consist of the following:

Item	December 31, 2025	December 31, 2024
In millions of COP
Appropriation of net income(1)(2)	11,491,577	12,700,961
Other(3)	11,025,979	9,874,876
For share repurchase(4)	918,582	—
Total appropriated reserves	23,436,138	22,575,837
(1)The legal reserve fulfills two objectives: to increase and maintain the company's capital and to absorb economic losses. Based on the aforementioned, this amount shall not be distributed in dividends to the stockholders.
(2)As of December 31, 2025, and 2024, includes reclassification of unclaimed dividends under Article 85 Bylaws for COP 2,096 and COP 506, respectively.
(3)Corresponds to occasional reserve for equity strengthening and future growth continues which was approved at the General Shareholders Meeting.
(4)The movement of the reserve for share repurchase is as follows:

Concept	December 31, 2025
In millions of COP
Establishment of reserve for share repurchase(1)	1,350,000
Repurchase of common shares(2)	34,706
Repurchase of preferred shares(3)	396,712
Balance of reserves for share repurchase	918,582
(1) On June 9, 2025, the General Shareholders’ Meeting approved a repurchase program for shares and ADRs and approved a change in the legal reserve for the creation of a reserve designated for the repurchase of shares. For more information, see Note 1. Reporting Entity and Consolidated Statement of Changes in Equity.
(2) As of December 31, 2025, 601,452 Common Shares have been repurchased.
(3) As of December 31, 2025, 8,010,884 Preferred Shares have been repurchased.